Related Party Transactions (Due to/from Affiliates) (Details) - USD ($) $ in Millions	6 Months Ended		11 Months Ended	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2015	May. 31, 2014	May. 31, 2013
Stockholder Receivable [Member]
Related Party Transaction [Line Items]
Related party receivables	$ 36.9		$ 35.3	$ 35.3
GGC Software Parent, Inc. [Member] | Stockholder Receivable [Member]
Related Party Transaction [Line Items]
Tax allocation agreement payment		$ 5.0		11.5	$ 9.5
GGC Software Parent, Inc. [Member] | Affiliate Payable [Member]
Related Party Transaction [Line Items]
Tax allocation agreement payment	8.5	$ 11.7	11.7
Affiliate payable			6.4	3.2
Tax allocation agreement payable	$ 9.0		6.4
Payment in Kind (PIK) Note [Member] | Stockholder Receivable [Member]
Related Party Transaction [Line Items]
PIK Term Loan Interest Funded			$ 0.0	$ 16.4	$ 18.2